American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
March 31, 2022

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.6%
Aerospace and Defense — 1.0%
BAE Systems PLC	388,543	3,648,981
General Dynamics Corp.	13,936	3,361,085
		7,010,066
Airlines — 2.1%
Southwest Airlines Co.(1)	330,090	15,118,122
Auto Components — 1.9%
Aptiv PLC(1)	5,891	705,212
BorgWarner, Inc.	261,003	10,153,017
Bridgestone Corp.	82,800	3,213,945
		14,072,174
Banks — 5.1%
Commerce Bancshares, Inc.	16,238	1,162,478
First Hawaiian, Inc.	317,418	8,852,788
M&T Bank Corp.	14,725	2,495,888
Prosperity Bancshares, Inc.	138,519	9,610,448
Truist Financial Corp.	183,190	10,386,873
Westamerica Bancorporation	71,363	4,317,462
		36,825,937
Building Products — 0.7%
Cie de Saint-Gobain	89,452	5,322,425
Capital Markets — 7.0%
Ameriprise Financial, Inc.	14,407	4,327,287
Bank of New York Mellon Corp.	295,273	14,654,399
Northern Trust Corp.	148,861	17,334,864
State Street Corp.	38,486	3,352,900
T. Rowe Price Group, Inc.	72,596	10,975,789
		50,645,239
Chemicals — 0.8%
Axalta Coating Systems Ltd.(1)	248,173	6,100,092
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	25,536	3,383,520
Communications Equipment — 1.4%
F5, Inc.(1)	37,492	7,833,953
Juniper Networks, Inc.	54,269	2,016,636
		9,850,589
Containers and Packaging — 3.3%
Amcor PLC	411,603	4,663,462
Packaging Corp. of America	52,696	8,226,373
Sonoco Products Co.	179,682	11,240,906
		24,130,741
Electric Utilities — 4.3%
Edison International	192,996	13,529,019
Evergy, Inc.	50,038	3,419,597
Eversource Energy	44,288	3,905,759
Pinnacle West Capital Corp.	99,796	7,794,068
Xcel Energy, Inc.	34,850	2,515,124
		31,163,567
Electrical Equipment — 4.0%
Emerson Electric Co.	150,118	14,719,070

Hubbell, Inc.	16,517	3,035,329
nVent Electric PLC	320,195	11,136,382
		28,890,781
Electronic Equipment, Instruments and Components — 0.4%
TE Connectivity Ltd.	24,532	3,213,201
Energy Equipment and Services — 1.4%
Baker Hughes Co.	278,408	10,136,835
Equity Real Estate Investment Trusts (REITs) — 6.7%
Equinix, Inc.	11,369	8,431,478
Essex Property Trust, Inc.	14,900	5,147,652
Healthcare Trust of America, Inc., Class A	122,113	3,827,021
Healthpeak Properties, Inc.	356,882	12,251,759
MGM Growth Properties LLC, Class A	188,847	7,308,379
Regency Centers Corp.	125,723	8,969,079
Weyerhaeuser Co.	76,098	2,884,114
		48,819,482
Food and Staples Retailing — 2.2%
Koninklijke Ahold Delhaize NV	371,407	11,946,490
Sysco Corp.	48,584	3,966,884
		15,913,374
Food Products — 4.6%
Conagra Brands, Inc.	420,079	14,102,052
General Mills, Inc.	74,710	5,059,361
J.M. Smucker Co.	37,109	5,024,930
Kellogg Co.	72,244	4,659,015
Orkla ASA	514,829	4,573,992
		33,419,350
Gas Utilities — 1.4%
Atmos Energy Corp.	38,478	4,597,736
Spire, Inc.	75,860	5,443,714
		10,041,450
Health Care Equipment and Supplies — 5.7%
Becton Dickinson and Co.	26,848	7,141,568
DENTSPLY SIRONA, Inc.	67,325	3,313,737
Envista Holdings Corp.(1)	47,847	2,330,627
Koninklijke Philips NV	124,270	3,793,963
Zimmer Biomet Holdings, Inc.	189,862	24,283,350
Zimvie, Inc.	18,483	422,152
		41,285,397
Health Care Providers and Services — 8.1%
AmerisourceBergen Corp.	35,436	5,482,304
Cardinal Health, Inc.	147,332	8,353,724
Henry Schein, Inc.(1)	124,143	10,824,028
Humana, Inc.	5,041	2,193,692
McKesson Corp.	19,347	5,922,697
Quest Diagnostics, Inc.	94,203	12,892,623
Universal Health Services, Inc., Class B	91,895	13,320,180
		58,989,248
Health Care Technology — 0.6%
Cerner Corp.	47,622	4,455,514
Hotels, Restaurants and Leisure — 1.5%
Cracker Barrel Old Country Store, Inc.	33,196	3,941,361
Sodexo SA	86,763	7,060,417
		11,001,778

Household Products — 1.4%
Kimberly-Clark Corp.	82,924	10,212,920
Insurance — 5.9%
Aflac, Inc.	143,165	9,218,394
Allstate Corp.	103,309	14,309,330
Chubb Ltd.	33,696	7,207,575
Reinsurance Group of America, Inc.	113,196	12,390,434
		43,125,733
IT Services — 1.2%
Amdocs Ltd.	77,772	6,393,636
Euronet Worldwide, Inc.(1)	17,393	2,263,699
		8,657,335
Leisure Products — 0.8%
Polaris, Inc.	52,659	5,546,046
Machinery — 2.9%
Cummins, Inc.	16,393	3,362,368
IMI PLC	96,217	1,713,050
Oshkosh Corp.	83,468	8,401,054
PACCAR, Inc.	59,233	5,216,650
Stanley Black & Decker, Inc.	16,534	2,311,288
		21,004,410
Media — 1.4%
Fox Corp., Class B	291,275	10,567,457
Multi-Utilities — 1.3%
NorthWestern Corp.	151,377	9,156,795
Multiline Retail — 2.0%
Dollar Tree, Inc.(1)	90,616	14,512,152
Oil, Gas and Consumable Fuels — 4.3%
Devon Energy Corp.	207,264	12,255,520
Enterprise Products Partners LP	296,265	7,646,600
Pioneer Natural Resources Co.	46,608	11,653,398
		31,555,518
Paper and Forest Products — 1.1%
Mondi PLC	420,918	8,181,732
Road and Rail — 0.5%
Heartland Express, Inc.	275,503	3,876,327
Software — 1.9%
CDK Global, Inc.	132,298	6,440,267
Open Text Corp.	179,010	7,590,024
		14,030,291
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	69,401	14,363,231
Technology Hardware, Storage and Peripherals — 1.4%
HP, Inc.	283,261	10,282,374
Thrifts and Mortgage Finance — 0.4%
Capitol Federal Financial, Inc.	257,944	2,806,431
Trading Companies and Distributors — 2.4%
Beacon Roofing Supply, Inc.(1)	89,229	5,289,495
MSC Industrial Direct Co., Inc., Class A	145,053	12,359,966
		17,649,461
TOTAL COMMON STOCKS (Cost $560,790,270)		695,317,095
EXCHANGE-TRADED FUNDS — 2.0%
iShares Russell Mid-Cap Value ETF (Cost $14,246,056)	122,216	14,621,922

SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,553,595	4,553,595
Repurchase Agreements — 1.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.125% - 3.625%, 2/15/43 - 8/15/43, valued at $1,270,565), in a joint trading account at 0.26%, dated 3/31/22, due 4/1/22 (Delivery value $1,245,426)		1,245,417
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $12,703,162), at 0.25%, dated 3/31/22, due 4/1/22 (Delivery value $12,454,086)		12,454,000
		13,699,417
TOTAL SHORT-TERM INVESTMENTS (Cost $18,253,012)		18,253,012
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $593,289,338)		728,192,029
OTHER ASSETS AND LIABILITIES — (0.1)%		(474,289)
TOTAL NET ASSETS — 100.0%		$727,717,740

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,102,687	EUR	21,802,620	JPMorgan Chase Bank N.A.	6/30/22	$(99,830)
GBP	338,878	USD	446,188	Bank of America N.A.	6/30/22	(1,144)
GBP	305,481	USD	402,798	Bank of America N.A.	6/30/22	(1,615)
GBP	297,421	USD	390,699	Bank of America N.A.	6/30/22	(101)
USD	13,191,551	GBP	9,961,526	Bank of America N.A.	6/30/22	109,234
USD	2,632,832	JPY	316,850,760	Bank of America N.A.	6/30/22	23,786
USD	74,809	JPY	9,079,020	Bank of America N.A.	6/30/22	50
USD	3,909,033	NOK	34,360,717	UBS AG	6/30/22	7,958
						$38,338

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	3,361,085	3,648,981	—
Auto Components	10,858,229	3,213,945	—
Building Products	—	5,322,425	—
Food and Staples Retailing	3,966,884	11,946,490	—
Food Products	28,845,358	4,573,992	—
Hotels, Restaurants and Leisure	3,941,361	7,060,417	—
Machinery	19,291,360	1,713,050	—
Paper and Forest Products	—	8,181,732	—
Other Industries	579,391,786	—	—
Exchange-Traded Funds	14,621,922	—	—
Short-Term Investments	4,553,595	13,699,417	—
	668,831,580	59,360,449	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	141,028	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	102,690	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.